COSTS AND EXPENSES BY NATURE (Details) - Schedule of other (gains) losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of other (gains) losses [Abstract]
Fuel hedging			$ (82,487)
Slot Write Off			(36,896)
Provision for onerous contract related to purchase commitment		44,000	(44,000)
Goodwill Impairment			(1,728,975)
Adjustment net realizable value fleet available for sale	(345,410)
Other	(1,667)	(13,326)	17,569
Total	$ (347,077)	$ 30,674	$ (1,874,789)